UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.5%	Rate (%)	Date	Amount ($)	Value ($)

New York--95.0%
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	490,000	520,174
Battery Park City Authority,
Revenue	5.25	11/1/18	10,000,000	10,887,200
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home
and Affiliates Life Care
Community, Inc. Project)	6.00	2/1/28	1,500,000	1,546,395
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	5,942,567
Long Island Power Authority,
Electric System General Revenue	5.38	5/1/11	8,000,000 a	8,553,440
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	10,786,900
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	17,746,080
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	5/1/18	15,000,000	16,396,800
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	9/1/25	28,765,000	31,080,582
Metropolitan Transportation
Authority, Commuter Facilities
Revenue (Insured; FGIC)	6.00	7/1/08	9,000,000 a	9,284,130
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	8,500,000	9,091,175
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA)	5.50	7/1/24	10,000,000	10,849,500
Monroe Tobacco Asset
Securitization Corp., Tobacco
Settement Asset-Backed Bonds	6.63	6/1/10	500,000 a	550,445
Municipal Assistance Corporation
for the City of New York,
Revenue	6.25	7/1/07	14,455,000	14,868,413
Nassau County Industrial

Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	13,357,665
New York City	7.25	8/15/07	210,000	213,473
New York City	7.25	8/15/07	1,290,000	1,310,563
New York City	5.80	8/1/11	190,000	190,314
New York City	5.50	6/1/13	870,000 a	959,532
New York City	5.25	8/1/15	10,170,000	10,995,906
New York City	5.00	11/1/18	14,555,000	15,582,437
New York City	5.00	11/1/19	10,000,000	10,692,200
New York City	5.00	8/1/22	10,000,000	10,774,400
New York City	5.50	6/1/23	130,000	141,859
New York City	5.25	8/15/25	7,475,000	8,085,184
New York City	5.25	8/15/26	8,750,000	9,458,400
New York City
(Insured; AMBAC)	5.75	8/1/12	1,355,000 a	1,497,722
New York City
(Insured; AMBAC)	5.75	8/1/16	3,645,000	4,012,890
New York City
(Insured; MBIA)	5.25	5/15/18	11,000,000	11,997,480
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeals Federation
Project)	5.00	7/1/27	1,000,000	1,064,010
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	5,103,826
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/36	10,000,000	10,776,900
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	31,900,000	34,362,999
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	15,454,125
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.50	6/15/10	13,490,000 a	14,414,605
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
MBIA)	5.75	6/15/07	13,000,000 a	13,209,430
New York City Transitional Finance

Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	10,855,900
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	8/15/09	5,000,000 a	5,301,250
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 a	1,066,100
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,806,300
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 b	7,532,190
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 a	5,330,500
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 a	741,622
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	347,890
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	10,000,000	11,765,700
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	33,625,000	41,573,277
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 a	10,767,300
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah Campus,
Inc.) (Insured; FHA)	6.10	2/1/37	8,300,000	8,480,525
New York State Dormitory
Authority, Revenue	8.64	5/15/11	19,900,000 c,d	21,536,874
New York State Dormitory
Authority, Revenue (City
University System) (Insured;
FGIC)	5.63	7/1/16	9,120,000	10,255,349
New York State Dormitory
Authority, Revenue (City
University System) (Insured;
FSA)	5.50	7/1/09	10,000,000 a	10,522,600
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	16,530,000	18,158,536
New York State Dormitory

Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,690,458
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,956,300
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	11,193,538
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	10,817,200
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	18,000,000	19,267,380
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA)	5.75	7/1/20	3,000,000	3,564,240
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,918,659
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,774,780
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	3,000,000	3,052,350
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	3,000,000	3,052,350
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	5,000,000	5,238,350
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA)	5.50	11/1/13	2,625,000	2,901,727
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	18,505,000	19,486,135
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA)	5.38	10/1/22	31,000,000	33,583,850
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	100,000	108,226

New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,180,000	1,294,377
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,730,000	1,897,343
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000	11,961,704
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 a	2,149,960
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	4,000,000	4,635,720
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	100,000	108,851
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	7.99	5/15/13	12,900,000 c,d	14,041,908
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.25	5/15/15	5,000,000	5,495,300
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	1,061,370
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 a	8,762,635
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 a	538,935
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	7,370,000 a	8,072,951
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
MBIA)	5.25	11/15/12	10,000,000	10,825,900
New York State Energy Research and

Development Authority, PCR
(Central Hudson Gas and
Electric Corp. Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,435,150
New York State Environmental
Facilities Corp., State Water
and Drinking Revolving Funds
(New York City Municipal Water
Finance Authority Project)	5.25	6/15/20	13,745,000	14,805,152
New York State Housing Finance
Agency, Health Facilities
Revenue	6.00	5/1/08	10,000,000	10,168,200
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	160,000	163,786
New York State Mortgage Agency,
Homeowner Mortgage Revenue	7.77	10/1/10	2,760,000 c,d	2,825,288
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	190,000	194,522
New York State Mortgage Agency,
Homeowner Mortgage Revenue	8.07	10/1/12	4,810,000 c,d	4,924,478
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	8,560,000	8,663,062
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.85	10/1/28	3,215,000	3,292,449
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	9,390,000	9,551,884
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/19	17,210,000	18,356,358
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/21	10,500,000	11,102,385
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.25	4/1/07	1,450,000 a	1,481,015
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	6.00	4/1/07	2,800,000 a	2,861,768
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	6.00	4/1/07	3,800,000 a	3,883,828
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue
(Insured; AMBAC)	5.00	4/1/19	11,000,000	12,000,230
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)
(Insured; FSA)	5.00	3/15/20	27,965,000	30,222,055
New York State Urban Development
Corp., Corporate Purpose
Senior Lien Revenue	5.50	7/1/08	960,000 a	983,693
New York State Urban Development
Corp., Corporate Purpose

Senior Lien Revenue	5.50	7/1/16	9,040,000	9,234,450
New York State Urban Development
Corp., State Facilities
Revenue (Insured; MBIA)	5.70	4/1/20	20,000,000	23,198,400
New York State Urban Development
Corp., State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/22	7,520,000	8,145,138
New York State Urban Development
Corp., State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	8,175,000	8,841,916
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,633,725
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/21	3,595,000	3,860,958
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/22	3,770,000	4,040,611
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/25	3,365,000	3,594,291
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/28	4,155,000	4,423,039
Onondaga County Industrial
Development Agency, IDR
(Weyerhaeuser Project)	9.00	10/1/07	1,200,000	1,239,756
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glen Arden
Inc. Project)	5.70	1/1/28	4,600,000	4,701,476
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	18,445,200
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,244,365
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,612,800
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)

(Insured; MBIA)	6.25	12/1/13	6,000,000	6,807,300
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/14	10,000,000	11,532,000
Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
(Insured; AMBAC)	5.00	10/15/29	23,495,000	25,113,571
Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
(Insured; MBIA)	5.25	10/15/18	30,000,000	33,023,700
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/20	10,000,000	10,894,800
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithacare
Center Project) (Insured; FHA)	6.20	2/1/37	6,000,000	6,130,920
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/12	18,635,000 a	20,207,235
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 a	8,442,600
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	11,065,000	11,943,340
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 a	12,478,517
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,605,700
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.75	7/15/12	19,910,000 a	21,929,870
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	16,760,234
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.00	6/1/28	1,800,000	1,813,806
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.13	6/1/38	1,000,000	1,008,830
U.S. Related--4.5%
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	5,000,000 a	5,115,150

Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/10	500,000	529,555
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	8.02	7/1/10	9,600,000 c,d	10,167,408
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	3,000,000	3,499,380
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/22	4,750,000	5,152,230
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000 e	9,245,933
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000 e	6,377,800
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.21	7/1/38	2,000,000 c,d	2,055,850
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,358,600
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	6,225,000	7,551,423
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,090,340
Total Long-Term Municipal Investments
(cost $1,194,014,713)				1,255,221,651

Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.60	3/1/07	4,200,000 f	4,200,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Citibank NA)	3.60	3/1/07	4,600,000 f	4,600,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	3.60	3/1/07	1,200,000 f	1,200,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	3.61	3/1/07	1,000,000 f	1,000,000

New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	3.60	3/1/07	3,470,000 f	3,470,000
New York State Dormitory
Authority, Revenue (Oxford
University Press Inc.) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	3/1/07	4,205,000 f	4,205,000
Total Short-Term Municipal Investments
(cost $18,675,000)				18,675,000
Total Investments (cost $1,212,689,713)			101.0%	1,273,896,651
Liabilities, Less Cash and Receivables			(1.0%)	(12,385,229)
Net Assets			100.0%	1,261,511,422

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $55,551,806 or 4.4% of net assets.
d	Collateral for floating rate borrowings.
e	Purchased on a delayed delivery basis.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)